Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss	$ 8,687	$ 9,414
Section 754 election tax basis adjustment	51,154	47,100
State deferred tax asset		505
Total deferred tax assets	59,841	57,019
Deferred tax liabilities
Investment in consolidated subsidiary JEH	56,888	73,559
Noncurrent state deferred tax liability	2,703	4,099
Total deferred tax liabilities	59,591	77,658
Net deferred tax assets (liabilities)	250	(20,639)
Valuation allowance	(3,155)	(2,333)
Net deferred tax assets (liabilities)	$ (2,905)	$ (22,972)